CONVERTIBLE DEBENTURES AND PROMISSORY NOTES (Narrative) (Details)	7 Months Ended	12 Months Ended
	Jun. 25, 2020 USD ($)	Jan. 31, 2020 CAD ($) shares	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2019 CAD ($) $ / shares shares	Jan. 31, 2019 USD ($) $ / shares shares	Jan. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jan. 31, 2018 USD ($)
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable			$ 21,200,000			$ 30,000,000		$ 0
Issued			290,000		$ 30,000,000
Issued			1,000,000		2,175,000
Transaction Costs					1,958,477
Convertible promissory note			1,136,065			1,845,830
Sonny Newman
Convertible Debentures And Promissory Notes [Line Items]
Interest expense on borrowings			2,511,770		246,575
Interest paid on promissory note			2,391,562
Silver State
Convertible Debentures And Promissory Notes [Line Items]
Convertible promissory note							$ 30,000,000
Events after reporting period | Sonny Newman
Convertible Debentures And Promissory Notes [Line Items]
Principal payment of promissory note cancelled	$ 800,000
Decrease in monthly principal payments thereafter per month	$ 600,000
Annual interest rate on promissory note	10.00%
Reduced interest rate on promissory note	9.50%
Gain on modification in payment for promissory note
Principal installment due on July 1, 2019 | Silver State
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable			2,000,000
Principal installment due on October 1, 2019 | Silver State
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable			800,000
Principal installment due on August 1, 2019 | Silver State
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable			800,000
Principal installment due on September 1, 2019 | Silver State
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable			800,000
Principal installment due on November 1, 2019 | Silver State
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable			800,000
Principal installment due on December 1, 2019 | Silver State
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable			$ 800,000
March 26, 2018 issuance
Convertible Debentures And Promissory Notes [Line Items]
Total principal amount				$ 33,500,000
Transaction Costs				$ 1,209,112	$ 938,271
Convertible debenture interest rate				8.00%	8.00%
Percentage of debt discount rate				15.00%	15.00%
Common stock conversion price per share | $ / shares				$ 1.00
Amount of conversion of common stock shares | shares				33,500,000	33,500,000
Issuance of non transferable share purchase warrants | shares				765,795	765,795
Warrants exercisable price per share | $ / shares				$ 1.00
Number of bonus shares issued to convertible debenture subscription agreement | shares				3,350,000	3,350,000
December 31, 2018 issuance
Convertible Debentures And Promissory Notes [Line Items]
Gross proceeds from convertible debt				$ 5,063,000
Transaction Costs				664,001	$ 550,709
Unsecured convertible debenture issued per unit				$ 1,000
Common stock conversion price per share | $ / shares				$ 0.80
Warrants exercisable price per share | $ / shares				$ 0.90
Percentage of unsecured convertible debenture				10.00%	10.00%
Terms of warrant purchase period				24 months	24 months
Debt considered discount rate				10.00%	10.00%
Exercise price per warrant debenture				$ 1,000
Debentures and warrant interest rate				10.00%	10.00%
Number of warrants exercised in connection with convertible debentures issued | shares		359	359
Gross proceeds of warrant exercised		$ 359,000
Number of warrant debentures converted into common shares | shares		250	250
Number of warrant available to be exercised | shares		2,315	2,315	2,674	2,674
January 30, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Gross proceeds from convertible debt				$ 9,825,000
Transaction Costs				619,389	$ 469,497
Unsecured convertible debenture issued per unit				$ 1,000
Percentage of debt discount rate				10.00%	10.00%
Common stock conversion price per share | $ / shares				$ 0.80
Warrants exercisable price per share | $ / shares				$ 0.90
Percentage of unsecured convertible debenture				10.00%	10.00%
Terms of warrant purchase period				24 months	24 months
Debt considered discount rate				10.00%	10.00%
Exercise price per warrant debenture				$ 1,000
Debentures and warrant interest rate				10.00%	10.00%
Number of warrants exercised in connection with convertible debentures issued | shares		526	526
Gross proceeds of warrant exercised		$ 526,000
Number of warrant debentures converted into common shares | shares		487	487
Number of warrant available to be exercised | shares		4,664	4,664	5,190	5,190
June 13, 2018 issuance
Convertible Debentures And Promissory Notes [Line Items]
Issued			$ 0		$ 2,000,000
Convertible note conversion price per share | $ / shares					$ 1.00
Convertible note conversion price per share dependent upon vendor | $ / shares					$ 0.825
Accrued interest rate				4.00%	4.00%
Convertible promissory note			$ 1,136,065
Number of shares issued for conversion of convertible note | shares		977,479	977,479
January 23, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Issued			$ 0		$ 175,000
Number of shares available for conversion | shares				35,000	35,000
Common stock conversion price per share | $ / shares				$ 5.00
Convertible promissory note			0
May 24, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Issued			$ 1,000,000		$ 0
Common stock conversion price per share | $ / shares			$ 1.56
Accrued interest rate		10.00%	10.00%
Convertible promissory note			$ 0
February 4, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable			0			0		0
Issued			290,000		0
January 1, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable			21,200,000			30,000,000		$ 0
Issued			$ 0		$ 30,000,000
Accrued interest rate				10.00%	10.00%
January 1, 2019 issuance | Principal installment due on April 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable						3,000,000
January 1, 2019 issuance | Principal installment due on July 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable						6,000,000
January 1, 2019 issuance | Principal installment due on October 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable						6,000,000
January 1, 2019 issuance | Principal installment due on January 1, 2020
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable						6,000,000
January 1, 2019 issuance | Principal installment due on April 1, 2020
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable						6,000,000
January 1, 2019 issuance | Principal installment due on July 1, 2020
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable						$ 3,000,000